ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 2,291	$ 263
Less: allowances for credit losses	(10)	0	$ 0	$ (976)
Accounts receivable, net	2,281	263
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	1,833	250
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 458	$ 13